Condensed Consolidated Interim Statement of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Net loss	$ (59,426)	$ (16,661)
Items that may be reclassified to profit and loss
Currency translation differences	141	(158)
Share of other comprehensive loss in joint venture	(256)	0
Total items that may be reclassified to profit and loss	(115)	(158)
Other comprehensive loss for the period	(115)	(158)
Total comprehensive loss for the period	(59,541)	(16,819)
Total comprehensive loss attributable to:
Owners of the parent	$ (59,541)	$ (16,819)